                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-859
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                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: November 30
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                   Date of reporting period: August 31, 2004
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 8/31/04

MASSACHUSETTS INVESTORS GROWTH STOCK FUND

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund 's investment strategy and objective, as well as the fund's policies, risks,services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S.and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets "on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements".

The portfolio is actively managed,and current holdings may be different.

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PORTFOLIO OF INVESTMENTS (UNAUDITED) 08/31/2004                 MASSACHUSETTS INVESTORS GROWTH STOCK FUND
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
ISSUER                                                                                  SHARES                             $ VALUE
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STOCKS - 97.5%
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U.S. STOCKS - 90.8%
----------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                    935,700                       $50,321,946
----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.7%
----------------------------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                                 4,449,100                       $65,935,662
----------------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.2%
----------------------------------------------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                                        1,043,000                       $78,548,330
----------------------------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp., "A"                                                             123,200                         4,500,496
----------------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.                                                                798,100                        27,111,457
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $110,160,283
----------------------------------------------------------------------------------------------------------------------------------
Automotive - 0.5%
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Harley-Davidson, Inc.^                                                                   764,500                       $46,649,790
----------------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 4.2%
----------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                   1,893,700                       $94,722,874
----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                        3,619,000                       168,573,020
----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                              453,300                        30,425,496
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MBNA Corp.                                                                               993,400                        23,980,676
----------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                   479,000                        13,823,940
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Northern Trust Corp.^                                                                    275,200                        11,847,360
----------------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                668,500                        26,084,870
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                                                                                                                      $369,458,236
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Biotechnology - 7.4%
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Amgen, Inc.*                                                                           3,577,431                      $212,105,884
----------------------------------------------------------------------------------------------------------------------------------
Celgene Corp.^*                                                                          273,200                        15,504,100
----------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.*                                                                       1,946,300                        94,940,514
----------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.^*                                                                        3,640,718                       196,598,772
----------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                 1,678,700                       116,048,531
----------------------------------------------------------------------------------------------------------------------------------
Medimmune, Inc.*                                                                         803,800                        19,186,706
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $654,384,507
----------------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.5%
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Citadel Broadcasting Corp.^*                                                           1,153,700                       $16,613,280
----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                                    5,336,400                       150,326,388
----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                                              125,800                         3,490,950
----------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., "A"*                                                           342,700                        11,261,122
----------------------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., "A"*                                                                    375,500                         6,312,155
----------------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*                                                    1,847,200                        56,616,680
----------------------------------------------------------------------------------------------------------------------------------
Entercom Communications Corp., "A"*                                                      199,000                         7,502,300
----------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                       964,700                        15,772,845
----------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"^*                                                    645,100                        21,288,300
----------------------------------------------------------------------------------------------------------------------------------
Westwood One, Inc.^*                                                                     872,800                        19,585,632
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $308,769,652
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Brokerage & Asset Managers - 0.5%
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Ameritrade Holding Corp.*                                                                524,100                        $5,969,499
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                 93,600                         8,391,240
----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                591,700                        30,218,119
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                                                                                                                       $44,578,858
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Business Services - 0.6%
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DST Systems, Inc.^*                                                                      183,600                        $8,306,064
----------------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                            662,600                        23,045,228
----------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                     153,300                         8,500,485
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Manpower, Inc.                                                                           186,100                         7,859,003
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Monster Worldwide, Inc.*                                                                 428,700                         8,672,601
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $56,383,381
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Chemicals - 0.8%
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Air Products & Chemicals, Inc.                                                           408,400                       $21,391,992
----------------------------------------------------------------------------------------------------------------------------------
E.I.du Pont de Nemours & Co.                                                             155,100                         6,554,526
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Monsanto Co.                                                                           1,089,400                        39,872,040
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $67,818,558
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Computer Software - 7.0%
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Akamai Technologies, Inc.^*                                                              399,700                        $5,375,965
----------------------------------------------------------------------------------------------------------------------------------
Ascential Software Corp.^*                                                               591,200                         7,661,952
----------------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.^                                               1,041,900                        25,234,818
----------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.^*                                                            1,160,000                        40,031,600
----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                       10,605,900                       289,541,070
----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                          4,320,600                        43,076,382
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Red Hat, Inc.^*                                                                        4,045,000                        49,591,700
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Symantec Corp.*                                                                        2,063,700                        98,975,052
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VERITAS Software Corp.*                                                                3,806,300                        63,641,336
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $623,129,875
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Computer Software - Systems - 3.0%
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EMC Corp.*                                                                             7,975,600                       $85,897,212
----------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                      826,400                        14,784,296
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International Business Machines Corp.                                                  1,931,900                       163,612,611
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                                                                                                                      $264,294,119
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Consumer Goods & Services - 3.6%
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Apollo Group, Inc., "A"*                                                                 412,200                       $32,151,600
----------------------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                      519,300                        22,942,674
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Career Education Corp.*                                                                  276,300                         8,521,092
----------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                  1,159,900                        62,634,600
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Gillette Co.                                                                             786,400                        33,422,000
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Orbitz, Inc.^*                                                                           681,500                        12,628,195
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Procter & Gamble Co.                                                                   2,678,700                       149,926,839
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                                                                                                                      $322,227,000
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Electrical Equipment - 4.6%
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Cooper Industries Ltd., "A"                                                              331,800                       $18,321,996
----------------------------------------------------------------------------------------------------------------------------------
Danaher Corp.^                                                                           524,900                        26,990,358
----------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                     591,400                        36,814,650
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General Electric Co.                                                                   4,544,400                       149,010,876
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Tyco International Ltd.                                                                5,551,400                       173,869,848
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                                                                                                                      $405,007,728
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Electronics - 3.2%
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Amphenol Corp., "A"*                                                                     547,500                       $16,457,850
----------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                   1,217,200                        42,261,184
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Applied Materials, Inc.*                                                               2,158,900                        34,304,921
----------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                            2,781,400                        59,216,006
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Linear Technology Corp.^                                                                 296,100                        10,591,497
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Maxim Integrated Products, Inc.                                                          512,700                        22,266,561
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Novellus Systems, Inc.^*                                                                 564,700                        13,795,621
----------------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.^*                                                                     2,092,200                        19,541,148
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Texas Instruments, Inc.                                                                2,234,300                        43,658,222
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Xilinx, Inc.^                                                                            809,700                        22,210,071
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                                                                                                                      $284,303,081
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Entertainment - 1.2%
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Clear Channel Communications, Inc.                                                     1,093,500                       $36,643,185
----------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                      1,594,200                        53,102,802
----------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                          614,000                        13,784,300
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                                                                                                                      $103,530,287
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Food & Drug Stores - 1.5%
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CVS Corp.                                                                              3,006,800                      $120,272,000
----------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.*                                                                        3,136,000                        13,798,400
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                                                                                                                      $134,070,400
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Food & Non-Alcoholic Beverages - 1.9%
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PepsiCo, Inc.                                                                          2,915,400                      $145,770,000
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SYSCO Corp.                                                                              713,700                        22,938,318
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $168,708,318
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Gaming & Lodging - 2.0%
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Carnival Corp.^                                                                        2,788,700                      $127,694,573
----------------------------------------------------------------------------------------------------------------------------------
Cendant Corp.                                                                            434,800                         9,404,724
----------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.^                                                            446,200                        18,428,060
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Starwood Hotels & Resorts Worldwide, Inc.                                                514,200                        22,727,640
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                                                                                                                      $178,254,997
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General Merchandise - 3.9%
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Family Dollar Stores, Inc.                                                               435,900                       $11,529,555
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Kohl's Corp.^*                                                                         2,714,000                       134,288,720
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Target Corp.                                                                           3,831,300                       170,799,354
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Wal-Mart Stores, Inc.                                                                    513,700                        27,056,579
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                                                                                                                      $343,674,208
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Health Maintenance Organizations - 0.5%
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UnitedHealth Group, Inc.                                                                 673,900                       $44,565,007
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Insurance - 3.1%
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AFLAC,  Inc.                                                                           1,355,600                       $54,359,560
----------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                     2,721,800                       193,901,032
----------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                  183,100                        11,198,396
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St.Paul Travelers Cos., Inc.                                                             388,100                        13,463,189
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                                                                                                                      $272,922,177
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Internet - 3.4%
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eBay, Inc.*                                                                            1,483,200                      $128,356,128
----------------------------------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp^*                                                                  3,123,400                        71,244,754
----------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                          3,571,700                       101,829,167
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $301,430,049
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Leisure & Toys - 0.4%
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Electronic Arts, Inc.^*                                                                  740,500                       $36,862,090
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Machinery & Tools - 1.3%
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Caterpillar, Inc.                                                                        337,400                       $24,528,980
----------------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                              277,400                        16,741,090
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Illinois Tool Works, Inc.                                                                693,900                        63,346,131
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Parker Hannifin Corp.                                                                    201,000                        10,928,370
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                                                                                                                      $115,544,571
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Medical & Health Technology & Services - 1.1%
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Caremark Rx, Inc.*                                                                       808,900                       $23,215,430
----------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.^*                                                  578,000                        32,928,660
----------------------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                              1,043,300                        40,490,473
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $96,634,563
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Medical Equipment - 3.6%
----------------------------------------------------------------------------------------------------------------------------------
Biomet, Inc.^                                                                            666,600                       $30,430,290
----------------------------------------------------------------------------------------------------------------------------------
C.R.Bard, Inc.                                                                           401,000                        22,496,100
----------------------------------------------------------------------------------------------------------------------------------
CTI Molecular Imaging, Inc.^*                                                            521,400                         4,895,946
----------------------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                            249,900                        14,944,020
----------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                        3,685,700                       183,363,575
----------------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp.*                                                                   554,100                        14,556,207
----------------------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                          1,205,000                        52,188,550
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                                                                                                                      $322,874,688
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Oil Services - 2.0%
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BJ Services Co.*                                                                       1,314,700                       $63,171,335
----------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                      951,000                        26,513,880
----------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                          573,200                        16,720,244
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Noble Corp.*                                                                             246,300                         9,906,186
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Smith International, Inc.*                                                             1,055,900                        60,165,182
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $176,476,827
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Personal Computers & Peripherals - 2.5%
----------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                                    223,800                        $7,718,862
----------------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                            5,380,500                       187,456,620
----------------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                                         72,900                         6,448,005
----------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.*                                                               1,182,600                        23,734,782
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $225,358,269
----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 12.1%
----------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                    4,152,500                      $173,117,725
----------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.^                                                                          363,000                        27,097,950
----------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                        1,436,900                        91,171,305
----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                      5,953,600                       345,904,160
----------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                           7,878,600                       257,393,862
----------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                  4,853,800                       177,503,466
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $1,072,188,468
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Pollution Control - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.^                                                                  360,000                       $10,004,400
----------------------------------------------------------------------------------------------------------------------------------
Restaurants - 0.7%
----------------------------------------------------------------------------------------------------------------------------------
ARAMARK Corp., "B"                                                                     1,077,000                       $27,258,870
----------------------------------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.*                                                                175,100                         7,245,638
----------------------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.^                                                                229,200                         8,970,888
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YUM! Brands, Inc.                                                                        571,700                        22,702,207
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $66,177,603
----------------------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.1%
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Bunge Ltd.^                                                                              274,800                       $10,961,772
----------------------------------------------------------------------------------------------------------------------------------
Specialty Stores - 2.7%
----------------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                                     1,609,100                       $74,855,332
----------------------------------------------------------------------------------------------------------------------------------
CarMax, Inc.^*                                                                           463,400                         9,073,372
----------------------------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc.                                                                432,200                         5,605,634
----------------------------------------------------------------------------------------------------------------------------------
Hot Topic, Inc.*                                                                         359,800                         5,432,980
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Lowe's Cos., Inc.                                                                      1,862,900                        92,586,130
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Pacific Sunwear of California, Inc.^*                                                    285,700                         5,474,012
----------------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.^                                                                        1,122,000                        31,483,320
----------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                            415,800                        11,925,144
----------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                           303,600                         6,424,176
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $242,860,100
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Telecommunications - Wireless - 0.2%
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Andrew Corp.^*                                                                         1,376,790                       $15,268,601
----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 3.5%
----------------------------------------------------------------------------------------------------------------------------------
ADTRAN, Inc.^                                                                            527,300                       $14,121,094
----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                  13,250,800                       248,585,008
----------------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.*                                                               657,800                        11,518,078
----------------------------------------------------------------------------------------------------------------------------------
Foundry Networks, Inc.^*                                                                 850,500                         7,756,560
----------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc.^*                                                            1,416,200                         4,432,706
----------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                           735,000                        27,966,750
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                                                                                                                      $314,380,196
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Telephone Services - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
Sprint FON Group                                                                         810,750                       $15,955,560
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Trucking - 1.4%
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FedEx Corp.                                                                              986,700                       $80,899,533
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United Parcel Service, Inc., "B"                                                         533,200                        38,950,260
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                                                                                                                      $119,849,793
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Total U.S.Stocks                                                                                                    $8,061,975,620
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FOREIGN STOCKS - 6.7%
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Australia - 0.3%
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News Corp.Ltd., ADR (Broadcast & Cable TV)^                                            1,003,800                       $29,863,050
----------------------------------------------------------------------------------------------------------------------------------
Bermuda - 1.5%
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Accenture Ltd., "A"(Business Services)*                                                2,472,500                       $64,532,250
----------------------------------------------------------------------------------------------------------------------------------
Ace Ltd.(Insurance)^                                                                     116,600                         4,494,930
----------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.(Electronics)^*                                           2,830,800                        65,448,096
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $134,475,276
----------------------------------------------------------------------------------------------------------------------------------
Brazil - 0.1%
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Companhia Vale do Rio Doce, ADR (Metals & Mining)^                                       128,300                        $7,411,891
----------------------------------------------------------------------------------------------------------------------------------
Canada - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd.(Telecommunications - Wireline)*                                  278,400                       $16,765,248
----------------------------------------------------------------------------------------------------------------------------------
Cayman Islands - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., "A"(Insurance)                                                          280,300                       $19,677,060
----------------------------------------------------------------------------------------------------------------------------------
Finland - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Nokia Corp., ADR (Telecommunications - Wireless)                                         534,200                        $6,346,296
----------------------------------------------------------------------------------------------------------------------------------
Germany - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
SAP AG, ADR (Computer Software)^                                                         841,600                       $30,684,736
----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
Elan Corp.PLC, ADR* (Pharmaceuticals)^*                                                  909,200                       $20,575,196
----------------------------------------------------------------------------------------------------------------------------------
Japan - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
SOFTBANK CORP.(Business Services)                                                        103,400                        $4,436,100
----------------------------------------------------------------------------------------------------------------------------------
Mexico - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
America Movil S.A.de C.V., ADR (Telecommunications - Wireless)                           994,300                       $34,054,775
----------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR (Broadcast & Cable TV)^                                         466,000                        22,428,580
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $56,483,355
----------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, ADR (Telecommunications - Wireline)^*                 1,593,800                       $43,096,352
----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 0.7%
----------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG (Pharmaceuticals)                                                       659,600                       $64,227,998
----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 1.8%
----------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.(Computer Software)*                                                        2,495,300                       $50,155,530
----------------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC (Pharmaceuticals)                                                        803,000                        37,137,434
----------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC (Telecommunications - Wireless)                                    15,607,800                        35,598,458
----------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR (Telecommunications - Wireless)^                               1,468,369                        33,625,650
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $156,517,072
----------------------------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                                                  $590,559,630
----------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $9,051,961,398)                                                                      $8,652,535,250
----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                PAR AMOUNT                           $ VALUE
----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., due 9/21/04, at Amortized Cost                      $42,736,000                       $42,696,350
----------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 2.3%
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 1.57%, dated 8/31/04, due 9/1/04, total to be received $201,744,798 (secured by various U.S.Treasury and Federal
Agency obligations in a jointly traded account), at Cost                            $201,736,000                      $201,736,000
----------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 3.6%
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Repurchase Agreement, 1.58%, dated 8/31/04, due 9/1/04, total to be received $3,131,138 (secured by various U.S.Treasury and
Federal Agency Obligations in an individually traded account), at Cost                 3,131,000                        $3,131,000
----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                  SHARES                             $ VALUE
----------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value            318,265,067                       318,265,067
----------------------------------------------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned                                                                                $321,396,067
----------------------------------------------------------------------------------------------------------------------------------
Total Investments~ (Identified Cost, $9,617,789,815)                                                                $9,218,363,667
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (3.9)%                                                                              (342,823,055)
----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                 $8,875,540,612
----------------------------------------------------------------------------------------------------------------------------------
* Non-income producing security.
----------------------------------------------------------------------------------------------------------------------------------
^ All or a portion of this security is on loan.
----------------------------------------------------------------------------------------------------------------------------------
~ As of August 31, 2004, three securities, representing $136,963,890 and 1.5% of net assets, were fair valued in accordance with the policies adopted by the Board of Trustees.
----------------------------------------------------------------------------------------------------------------------------------

SEE ATTACHED SCHEDULES.
FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                      $10,096,823,702
                                    ---------------
Gross unrealized depreciation       ($1,195,054,006)
                                    ---------------
Gross unrealized appreciation           316,593,971
                                    ---------------
Net unrealized depreciation           ($878,460,035)
                                    ---------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   MASSACHUSETTS INVESTORS GROWTH STOCK FUND
             ----------------------------------------------------------


By (Signature and Title)*       ROBERT J. MANNING
                                -----------------------------------------------
                                Robert J. Manning, President

Date: October 25, 2004
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*       ROBERT J. MANNING
                                -----------------------------------------------
                                Robert J. Manning, President
                                (Principal Executive Officer)

Date: October 25, 2004
      ----------------

By (Signature and Title)*       RICHARD M. HISEY
                                -----------------------------------------------
                                Richard M. Hisey, Treasurer (Principal Financial
                                Officer and Accounting Officer)

Date: October 25, 2004
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* Print name and title of each signing officer under his or her signature.